GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
 GOODWILL

	Liquids Pipelines	Gas Transmission & Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Gross Cost
Balance at January 1, 2017	59	457	7	—	2	13	538
Acquired in Merger Transaction (Note 8)	8,070	22,914	5,672	—	—	—	36,656
Sabal Trail deconsolidation (Note 13)	—	(966)	—	—	—	—	(966)
Disposition	(29)	—	—	—	—	—	(29)
Foreign exchange and other	(314)	(866)	—	—	—	—	(1,180)
Balance at December 31, 2017	7,786	21,539	5,679	—	2	13	35,019
Disposition	—	(628)	—	—	—	—	(628)
Allocation to assets held for sale	—	(55)	(133)	—	—	—	(188)
Foreign exchange and other	538	1,482	(183)	—	—	—	1,837
Balance at December 31, 2018	8,324	22,338	5,363	—	2	13	36,040
Accumulated Impairment
Balance at January 1, 2017	—	(440)	(7)	—	—	(13)	(460)
Impairment	—	(102)	—	—	—	—	(102)
Balance at December 31, 2017	—	(542)	(7)	—	—	(13)	(562)
Impairment	—	(1,019)	—	—	—	—	(1,019)
Balance at December 31, 2018	—	(1,561)	(7)	—	—	(13)	(1,581)
Carrying Value
Balance at December 31, 2017	7,786	20,997	5,672	—	2	—	34,457
Balance at December 31, 2018	8,324	20,777	5,356	—	2	—	34,459

IMPAIRMENT
Gas Transmission and Midstream
Canadian Natural Gas Gathering and Processing Businesses
During the year ended December 31, 2018, we recorded a goodwill impairment charge of $1,019 million related to our Canadian Natural Gas Gathering and Processing Businesses assets which were classified as held for sale in the third quarter. The provincially regulated assets were subsequently sold in the fourth quarter (Note 8). As these assets represented a portion of a reporting unit, we allocated a portion of the goodwill of the reporting unit to these assets using a relative fair value approach. In connection with the write-down of the carrying values of the assets held for sale to its sale price consideration less costs to sell, the related goodwill was impaired. We also performed a goodwill impairment test for the related reporting unit resulting in no additional impairment charge.
US Midstream
During the year ended December 31, 2017, we recorded a goodwill impairment charge of $102 million related to certain assets in our Gas Transmission and Midstream segment classified as held for sale (Note 8). Goodwill was allocated to certain disposal groups qualifying as a business based on a relative fair value approach. In connection with the write-down of the carrying values of the assets held for sale to its fair value less costs to sell, the related goodwill was impaired. The fair value of these assets were estimated using the discounted cash flow method, which was negatively impacted by prolonged decline in commodity prices and deteriorating business performance. We also performed goodwill impairment testing on the associated gas midstream reporting unit resulting in no additional impairment charge.
The estimate of the gas midstream reporting unit’s fair value required the use of significant unobservable inputs representative of a Level 3 fair value measurement, including assumptions related to the future performance of the reporting unit.
DISPOSITIONS
In 2018, we derecognized $262 million of goodwill on the disposition of Midcoast Operating, L.P. and its subsidiaries and $366 million on the disposition of the provincially regulated facilities of our Canadian Natural Gas Gathering and Processing Business (Note 8).
In 2017, we derecognized $29 million of goodwill on the disposition of Olympic Pipeline (Note 8).
ASSETS HELD FOR SALE
As at December 31, 2018, the net assets of the federally regulated facilities of our Canadian Natural Gas Gathering and Processing Business remain classified as held for sale, including $55 million of allocated goodwill. In addition, as at December 31, 2018, the net assets of EGNB were also classified as held for sale, including $133 million of allocated goodwill.
ACQUISITIONS
In 2017, we recognized $36.7 billion of goodwill on the Merger Transaction (Note 8).